Related Party Transactions and Balances - Schedule of Related Party Transactions with Mr. Fareed Aljawhary (Details) - Loan from Mr. Fareed Aljawhary [Member]	6 Months Ended	12 Months Ended
	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 AED (د.إ)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 AED (د.إ)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 AED (د.إ)
Related Party Transactions and Balances [Line Items]
Principal Amount	د.إ 13,506,424	د.إ 12,556,424
Related party transactions			$ 12,990	د.إ 47,700	$ 2,905,778	د.إ 10,670,015
January 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	2,000,000	2,000,000
Related party transactions					$ 129,412	د.إ 475,201
February 29, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	1,913,600	1,913,600
Related party transactions					$ 503,509	د.إ 1,848,886
March 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	1,180,000	1,180,000
Related party transactions					$ 310,483	د.إ 1,140,095
April 30, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	475,000	475,000
Related party transactions					$ 124,983	د.إ 458,937
May 31, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	2,500,000	2,500,000
Related party transactions					$ 657,804	د.إ 2,415,455
July 31, 2024 - 1 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	1,139,507	1,139,507
Related party transactions					$ 299,909	د.إ 1,101,266
July 31, 2024 - 2 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	146,120	146,120
Related party transactions					$ 38,458	د.إ 141,216
October 26, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	500,000	500,000
Related party transactions					$ 131,915	د.إ 484,391
November 22, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	793,797	793,797
Related party transactions					$ 207,784	د.إ 762,984
December 11, 2024 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%	0.00%	0.00%
Principal Amount	1,908,400	د.إ 1,908,400
Related party transactions					$ 501,521	د.إ 1,841,584
January 31, 2025 [Member]
Related Party Transactions and Balances [Line Items]
Commission percentage			0.00%	0.00%
Principal Amount	د.إ 950,000
Related party transactions			$ 12,990	د.إ 47,700